Note 3 - Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued research and development	$ 735	$ 1,337	$ 1,005
Accrued legal, regulatory, professional and other	549	437	442
Accrued payroll and bonuses	443	748	606
Operating lease liability - current	88	116
Total accrued expenses and other current liabilities	1,880	2,724	$ 2,258
Related Party [Member]
Total accrued expenses and other current liabilities	$ 65	$ 86